Bitcoin (Tables)	12 Months Ended
Dec. 31, 2023
Bitcoin
Schedule of additional information

The following table presents information about the Company’s Bitcoin balance held:

	Quantity	Amounts
Balance as of January 1, 2022	4,884	$150,593
Revenue recognized from Bitcoin mined	5,554	156,870
Proceeds from sale of Bitcoin	(3,425)	(79,529)
Exchange of Bitcoin for employee compensation	(39)	(1,495)
Realized gain on sale/exchange of Bitcoin	—	30,346
Impairment of Bitcoin	—	(147,365)
Balance as of December 31, 2022	6,974	109,420
Cumulative effect upon adoption of ASU 2023-08	—	5,994
Revenue recognized from Bitcoin mined	6,626	188,996
Bitcoin receivable	(21)	(878)
Proceeds from sale of Bitcoin	(6,185)	(176,219)
Exchange of Bitcoin for employee compensation	(32)	(869)
Change in fair value of Bitcoin	—	184,734
Balance as of December 31, 2023	7,362	$311,178

Carrying value of Bitcoin as of December 31, 2023(a)		$199,928
Realized gains on the sale of Bitcoin for the year ended December 31, 2023(b)		$80,174

(a)	The carrying value of Bitcoin is equal to the post-impairment value of all Bitcoin held as of the adoption of ASU 2023-08 on January 1, 2023, and, for Bitcoin produced subsequent to the adoption ASU 2023-08, the initial value of the Bitcoin as determined for revenue recognition purposes.
(b)	Bitcoin is sold on a FIFO basis. During the year ended December 31, 2023, gains were recognized on all sales of Bitcoin and are included in Change in fair value of Bitcoin on the Consolidated Statements of Operations.